Leases - Schedule of Future Minimum Lease Payments Under Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Minimum Lease Payments Under Operating Lease Liabilities [Abstract]
2026	$ 320
2027	47
2028	17
Total future minimum lease payments	384
Less imputed interest	(18)
Total operating lease liabilities	366	$ 312
Less operating lease liabilities, current	(309)	(291)
Operating lease liabilities, non-current	$ 57	$ 21